Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

B5    Earnings per share

Accounting principles

Basic earnings per share is calculated by dividing the earnings attributable to ordinary shareholders (after related tax and non-controlling interests) by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts and consolidated investment funds, which are treated as cancelled.

For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group's only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the Company's ordinary shares during the year. No adjustment is made if the impact is anti-dilutive overall.

	2019
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		$m	$m	interests	interests	per share		per share
	Note	B1.1	B4	$m	$m	cents		cents
Profit for the year		—	—	—	783	30.3	¢	30.3	¢
Loss for the year from discontinued operations	D2	—	—	—	1,161	44.8	¢	44.8	¢
Profit for the year from continuing operations		1,922	31	(9)	1,944	75.1	¢	75.1	¢
Short-term fluctuations in investment returns on shareholder-backed business		3,203	(772)	—	2,431	94.0	¢	94.0	¢
Amortisation of acquisition accounting adjustments		43	(8)	—	35	1.3	¢	1.3	¢
Loss on disposal of businesses and corporate transactions	D1.1	142	(24)	—	118	4.6	¢	4.6	¢
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations		5,310	(773)	(9)	4,528	175.0	¢	175.0	¢

	2018
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		$m	$m	interests	interests	per share		per share
	Note	B1.1	B4	$m	$m	cents		cents
Profit for the year		—	—	—	4,019	156.0	¢	156.0	¢
Loss for the year from discontinued operations	D2	—	—	—	(1,142)	(44.3)	¢	(44.3)	¢
Profit for the year from continuing operations		3,450	(569)	(4)	2,877	111.7	¢	111.7	¢
Short-term fluctuations in investment returns on shareholder-backed business		791	(70)	—	721	28.0	¢	28.0	¢
Amortisation of acquisition accounting adjustments		61	(11)	—	50	1.9	¢	1.9	¢
Loss on disposal of businesses and corporate transactions	D1.1	107	(16)	—	91	3.6	¢	3.5	¢
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations		4,409	(666)	(4)	3,739	145.2	¢	145.1	¢

	2017
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		$m	$m	interests	interests	per share		per share
	Note	B1.1	B4	$m	$m	cents		cents
Profit for the year		—	—	—	3,080	120.0	¢	119.9	¢
Loss for the year from discontinued operations	D2	—	—	—	(1,333)	(52.0)	¢	(52.0)	¢
Profit for the year from continuing operations		2,588	(840)	(1)	1,747	68.0	¢	67.9	¢
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	1,994	(736)	—	1,258	49.0	¢	49.0	¢
Amortisation of acquisition accounting adjustments		82	(26)	—	56	2.2	¢	2.2	¢
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income		(78)	—	—	(78)	(3.0)	¢	(3.0)	¢
Gain (loss) on disposal of businesses and corporate transactions	D1.1	(208)	106	—	(102)	(4.0)	¢	(4.0)	¢
Impact of US tax reform		—	574	—	574	22.4	¢	22.4	¢
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations		4,378	(922)	(1)	3,455	134.6	¢	134.5	¢

	Number of shares (in millions)
Weighted average number of shares* for calculation of :	2019	2018	2017

Basic earnings per share	2,587	2,575	2,567
Shares under option at end of year	4	5	6
Shares that would have been issued at fair value on assumed option price	(4)	(4)	(5)
Diluted earnings per share	2,587	2,576	2,568

* Excluding those held in employee share trusts and consolidated investment funds.